Financial Instruments and Fair Value Measurements - Consolidated Statement of Operation (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Derivative [Line Items]
(Loss)/ Gain on interest rate swaps, net	$ 19,871	$ (10,940)
Total	19,871	(10,940)
Interest Rate Swaps
Derivative [Line Items]
(Loss)/ Gain on interest rate swaps, net	$ 19,871	$ (10,940)